VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Communication Services: 12.0%
17,685		Activision Blizzard, Inc.	$1,431,601	0 .7
2,423	(1)	Alphabet, Inc. - Class A	3,551,149	1 .8
2,289	(1)	Alphabet, Inc. - Class C	3,363,915	1 .8
121,424		Comcast Corp. – Class A	5,617,074	2 .9
16,070	(1)	Facebook, Inc.- Class A	4,208,733	2 .2
24,423	(1)	T-Mobile US, Inc.	2,793,014	1 .5
16,925		Walt Disney Co.	2,100,054	1 .1
			23,065,540	12 .0

		Consumer Discretionary: 11.5%
3,115	(1)	Amazon.com, Inc.	9,808,294	5 .1
905	(1)	Autozone, Inc.	1,065,764	0 .6
17,560		Darden Restaurants, Inc.	1,768,994	0 .9
21,550	(1)	Dollar Tree, Inc.	1,968,377	1 .1
33,760		eBay, Inc.	1,758,896	0 .9
24,124		Lowe's Cos, Inc.	4,001,207	2 .1
7,161		McDonald's Corp.	1,571,768	0 .8
			21,943,300	11 .5

		Consumer Staples: 6.4%
60,855		Coca-Cola Co.	3,004,411	1 .6
12,370		Colgate-Palmolive Co.	954,345	0 .5
38,029		Conagra Brands, Inc.	1,358,016	0 .7
40,550		Mondelez International, Inc.	2,329,598	1 .2
36,160		Philip Morris International, Inc.	2,711,638	1 .4
30,200		Sysco Corp.	1,879,044	1 .0
			12,237,052	6 .4

		Energy: 1.8%
93,448		Canadian Natural Resources Ltd.	1,496,102	0 .8
18,011		Chevron Corp.	1,296,792	0 .7
19,484		EOG Resources, Inc.	700,255	0 .3
			3,493,149	1 .8

		Financials: 10.4%
16,260		American Express Co.	1,630,065	0 .9
8,735		Aon PLC	1,802,030	1 .0
58,710		Bank of America Corp.	1,414,324	0 .7
29,768	(1)	Berkshire Hathaway, Inc. – Class B	6,338,798	3 .3
5,029		BlackRock, Inc.	2,834,093	1 .5
11,140		Charles Schwab Corp.	403,602	0 .2
9,922		Citigroup, Inc.	427,737	0 .2
28,248		JPMorgan Chase & Co.	2,719,435	1 .4
48,256		Morgan Stanley	2,333,178	1 .2
			19,903,262	10 .4

		Health Care: 12.8%
20,523		Abbott Laboratories	2,233,518	1 .2
3,765	(1)	Alexion Pharmaceuticals, Inc.	430,829	0 .2
6,727		Anthem, Inc.	1,806,805	0 .9
7,390		Becton Dickinson & Co.	1,719,505	0 .9
10,453		Cigna Corp.	1,770,843	0 .9
18,440		Dentsply Sirona, Inc.	806,381	0 .4
27,782		Johnson & Johnson	4,136,184	2 .2
39,668		Medtronic PLC	4,122,299	2 .2
18,540		Merck & Co., Inc.	1,537,893	0 .8
49,966		Pfizer, Inc.	1,833,752	1 .0
17,060		Quest Diagnostics, Inc.	1,953,200	1 .0
9,920		Stryker Corp.	2,067,030	1 .1
			24,418,239	12 .8

		Industrials: 8.8%
66,795		Carrier Global Corp.	2,039,919	1 .1
11,932		Honeywell International, Inc.	1,964,127	1 .0
5,670		Northrop Grumman Corp.	1,788,828	0 .9
29,995		Raytheon Technologies Corp.	1,725,912	0 .9
21,885		Southwest Airlines Co.	820,688	0 .4
18,805		Stanley Black & Decker, Inc.	3,050,171	1 .6
68,975	(1)	Uber Technologies, Inc.	2,516,208	1 .3
15,410		Union Pacific Corp.	3,033,767	1 .6
			16,939,620	8 .8

		Information Technology: 29.8%
5,255	(1)	Adobe, Inc.	2,577,210	1 .3
108,499		Apple, Inc.	12,565,269	6 .6
10,380	(1)	Autodesk, Inc.	2,397,884	1 .3
14,685		Automatic Data Processing, Inc.	2,048,411	1 .1
34,265		Cisco Systems, Inc.	1,349,698	0 .7
24,830		Fidelity National Information Services, Inc.	3,655,224	1 .9
25,696	(1)	Fiserv, Inc.	2,647,973	1 .4
6,460		Intuit, Inc.	2,107,317	1 .1
5,940		Lam Research Corp.	1,970,595	1 .0
13,655		Marvell Technology Group Ltd.	542,104	0 .3
12,531		Mastercard, Inc. - Class A	4,237,608	2 .2
51,585		Microsoft Corp.	10,849,873	5 .7
4,020		Nvidia Corp.	2,175,704	1 .1
9,609		NXP Semiconductor NV - NXPI - US	1,199,299	0 .6
6,150	(1)	Palo Alto Networks, Inc.	1,505,212	0 .8
8,755	(1)	PayPal Holdings, Inc.	1,724,998	0 .9
24,445		TE Connectivity Ltd.	2,389,254	1 .2
29,330		Western Digital Corp.	1,072,012	0 .6
			57,015,645	29 .8

		Materials: 3.7%
3,465		Air Products & Chemicals, Inc.	1,032,085	0 .5
53,199		Corteva, Inc.	1,532,663	0 .8
37,015		Newmont Corp.	2,348,602	1 .2
42,910		Nutrien Ltd.	1,683,359	0 .9
773		Sherwin-Williams Co.	538,580	0 .3
			7,135,289	3 .7

		Real Estate: 0.5%
3,855		American Tower Corp.	931,869	0 .5

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: 0.7%
77,190		AES Corp.	$1,397,911	0 .7

		Total Common Stock
		(Cost $159,814,309)	188,480,876	98 .4

OTHER(2): –%
		Materials: –%
649,000	(3),(4)	SINO Forest Corp. (Escrow)	–	–

		Total Other
		(Cost $–)	–	–

		Total Long-Term Investments
		(Cost $159,814,309)	188,480,876	98 .4

SHORT-TERM INVESTMENTS: 1.9%
		Mutual Funds: 1.9%
3,632,592	(5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%
		(Cost $3,632,592)	3,632,592	1 .9

		Total Short-Term Investments
		(Cost $3,632,592)	3,632,592	1 .9

		Total Investments in Securities (Cost $163,446,901)	$192,113,468	100 .3
		Liabilities in Excess of Other Assets	(586,362)	(0 .3)
		Net Assets	$191,527,106	100 .0

(1)	Non-income producing security.
(2)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2020, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(5)	Rate shown is the 7-day yield as of September 30, 2020.

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Common Stock*	$188,480,876	$–	$–	$188,480,876
Other	–	–	–	–
Short-Term Investments	3,632,592	–	–	3,632,592
Total Investments, at fair value	$192,113,468	$–	$–	$192,113,468

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2020, VY® Columbia Contrarian Core Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
SINO Forest Corp. (Escrow)	3/1/2013	$–	$–
		$–	$–

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $163,590,218.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$30,786,170
Gross Unrealized Depreciation	(2,262,920)
Net Unrealized Appreciation	$28,523,250